SEGMENT REPORTING	12 Months Ended
Dec. 31, 2014
SEGMENT REPORTING [Abstract]
SEGMENT REPORTING

NOTE 14—SEGMENT REPORTING

The Company's reporting segments are as follows:

•	Equipment—Focusing on the Company's equipment sales including network infrastructure and application products. Network infrastructure products mainly include broadband products. Network application products mainly include Wireless infrastructure technologies.

•	Services—Providing services and support of the Company's equipment products and also the new operational support segment. The equipment Based Services are services and support the Company provides to customers after their purchases of equipment, and operational Support Services provide new services consisting of integrated multi-screen viewing from a single managed platform, time and location shifting, and reliable HD streaming These revenues will be generated through advertising, subscription and software license fees.

The Company's Chief Operating Decision Makers make financial decisions based on information they receive from its internal management system and currently evaluates the operating performance and allocates resources to the reporting segments based on segment revenue and gross profit. Cost of sales and direct expenses in relation to production are assigned to the reporting segments. The accounting policies used in measuring segment assets and operating performance are the same as those used at the consolidated level.

Summarized below are the Company's segment net sales, gross profit and segment margin for the years ended December 31, 2014, 2013 and 2012 based on the current reporting segment structure.

	Years ended December 31,
Net Sales by Segment	2014	% of net sales	2013	% of net sales	2012	% of net sales
	(in thousands, except percentages)
Equipment	$105,988	82%	$141,138	86%	$160,688	86%
Services—Equipment Based Services	23,432	18%	23,301	14%	25,784	14%
—Operational Support Services	—	0%	—	0%	256	0%
Total Sales	$129,420	100%	$164,439	100%	$186,728	100%

	Years ended December 31,
Gross profit/(loss) by Segment	2014	Gross profit %	2013	Gross profit %	2012	Gross profit %
	(in thousands, except percentages)
Equipment	$21,000	20%	$41,250	29%	$64,835	40%
Services—Equipment Based Services	1,128	5%	(1,030)	-4%	3,546	14%
—Operational Support Services	—	0%	—	0%	(223)	-87%
Total Gross profit	$22,128	17%	$40,220	24%	$68,158	37%

	Years ended December 31,
Segment Margin and Operating Loss	2014	2013	2012
	(in thousands)
Equipment	$6,583	$24,047	$34,661
Services—Equipment Based Services	1,105	(1,037)	3,524
—Operational Support Services	(22)	(2,112)	(7,420)
Total segment margin	7,666	20,898	30,765
General and Corporate	(21,739)	(34,131)	(60,308)
Operating Income (Loss)	$(14,073)	$(13,233)	$(29,543)

General and corporate expenses include all un-allocated expenses such as sales and marketing, general and administration, common R&D expenses, and restructuring expenses.

Sales are attributed to a geographical area based upon the location of the customer. Sales data by geographical area are as follows:

	Years Ended December 31,
	2014	% of net sales	2013	% of net sales	2012	% of net sales
	(in thousands, except percentages)
Net Sales by Region
China	$15,465	12%	$6,945	4%	$38,544	21%
Japan	58,999	46%	93,203	57%	99,367	53%
India	37,424	29%	26,595	16%	23,992	13%
Taiwan	6,706	5%	13,332	8%	9,824	5%
Other	10,826	8%	24,364	15%	15,001	8%
Total	$129,420	100%	$164,439	100%	$186,728	100%

Long-lived assets, consisting of property, plant and equipment, by geographical area are as follows:

	December 31,
	2014	2013
	(in thousands)
China	$1,988	$3,795
Other	1,049	976
Total long-lived assets	$3,037	$4,771